Shareholder Report, Average Annual Return (Details)	12 Months Ended		14 Months Ended	17 Months Ended	25 Months Ended	34 Months Ended	55 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000240988
Average Annual Return [Line Items]
Average Annual Return, Percent	12.06%		11.29%
C000242819
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	7.78%
C000239077
Average Annual Return [Line Items]
Average Annual Return, Percent	12.88%			4.85%
C000080242
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%	5.44%
C000089019
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%							3.64%	3.75%
C000079103
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%							2.78%	1.73%
C000079104
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.88%)							(1.13%)	1.03%
C000080240
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.27%)							(8.00%)	(0.38%)
C000102215
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%							(0.01%)	1.71%
C000079102
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%							1.85%	1.76%
C000117167
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%							1.55%	1.77%
C000215593
Average Annual Return [Line Items]
Average Annual Return, Percent	6.14%						2.33%
C000080241
Average Annual Return [Line Items]
Average Annual Return, Percent	6.36%							2.23%	1.93%
C000080245
Average Annual Return [Line Items]
Average Annual Return, Percent	3.87%							1.29%	2.13%
C000089022
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%							0.91%	2.47%
C000229173
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%					(0.32%)
C000145158
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%				8.76%
C000080244
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%							1.38%	1.34%
Without Sales Load [Member] | C000240988
Average Annual Return [Line Items]
Average Annual Return, Percent	12.01%		11.32%
Without Sales Load [Member] | C000242819
Average Annual Return [Line Items]
Average Annual Return, Percent	7.66%	7.55%
Without Sales Load [Member] | C000239077
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%			4.83%
Without Sales Load [Member] | C000080242
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%	5.45%
Without Sales Load [Member] | C000089019
Average Annual Return [Line Items]
Average Annual Return, Percent	9.54%							3.64%	3.78%
Without Sales Load [Member] | C000079103
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%							2.78%	1.74%
Without Sales Load [Member] | C000079104
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.81%)							(1.12%)	1.03%
Without Sales Load [Member] | C000080240
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.00%)							(7.98%)	(0.34%)
Without Sales Load [Member] | C000102215
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%							(0.02%)	1.72%
Without Sales Load [Member] | C000079102
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%							1.84%	1.76%
Without Sales Load [Member] | C000117167
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%							1.58%	1.93%
Without Sales Load [Member] | C000215593
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%						2.34%
Without Sales Load [Member] | C000080241
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%							2.22%	1.92%
Without Sales Load [Member] | C000080245
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%							1.34%	2.14%
Without Sales Load [Member] | C000089022
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%							0.93%	2.47%
Without Sales Load [Member] | C000229173
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%					(0.32%)
Without Sales Load [Member] | C000145158
Average Annual Return [Line Items]
Average Annual Return, Percent	11.09%				8.70%
Without Sales Load [Member] | C000080244
Average Annual Return [Line Items]
Average Annual Return, Percent	3.71%							1.40%	1.34%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%		30.00%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%	2.24%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%			0.77%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%	2.24%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%							(0.23%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%							(0.23%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%							(0.23%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%							(0.23%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%							(0.23%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%							(0.23%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%							(0.23%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%						(0.77%)
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%							(0.23%)	1.35%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.21%							1.16%	2.39%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%							(0.23%)	1.35%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.21%					(1.09%)
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.63%				0.54%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.21%							1.16%	2.39%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	5.00%		3.21%
PIMCO INDEX: ICE BofA US All Capital Securities
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US All Capital Securities Index
Average Annual Return, Percent	11.63%			5.24%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent	5.64%	5.63%
PIMCO INDEX: ICE BofA 0-5 Year US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-5 Year US High Yield Constrained Index
Average Annual Return, Percent	9.68%							4.16%	4.22%
PIMCO INDEX: ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	5.21%							2.96%	1.94%
PIMCO INDEX: ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	(5.71%)							(1.00%)	1.18%
PIMCO INDEX: ICE BofA Long U.S. Treasury Principal STRIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Long U.S. Treasury Principal STRIPS Index
Average Annual Return, Percent	(15.10%)							(7.88%)	(0.20%)
PIMCO INDEX: ICE BofA U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	2.52%							2.01%	1.93%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	4.53%							1.06%	1.14%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent	5.64%						2.23%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent	5.64%							2.22%	1.53%
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	2.69%							1.16%	2.09%
PIMCO INDEX: ICE BofA US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Corporate Index
Average Annual Return, Percent	5.04%							0.81%	2.41%
PIMCO INDEX: iBoxx USD Liquid Leveraged Loans Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx USD Liquid Leveraged Loans Index
Average Annual Return, Percent	9.45%				8.09%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent	3.19%							1.22%	1.13%